Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

As of June 30, 2025 and December 31, 2024, intangible assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Intangible assets	$55,602	$53,870
Less: accumulated amortization	(16,818)	(13,339)
	$38,784	$40,531

Schedule of Amortization Amount of Intangible Asset	The following is a schedule, by periods, of amortization amount of intangible asset as of June 30, 2025:
For the six months ending December 31, 2025	$3,688
For the year ending December 31, 2026	7,375
For the year ending December 31, 2027	7,375
For the year ending December 31, 2028	6,943
For the year ending December 31, 2028 and thereafter	13,403
Total	$38,784